Note 2 - Securities (Details) - Gross Unrealized Losses and Fair Value of Investments (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Securities (Details) - Gross Unrealized Losses and Fair Value of Investments [Line Items]
Securities Less than 12 Months Fair Value	$ 67,267,038	$ 29,543,265
Securities Less than 12 Months Unrealized Losses	(3,105,944)	(514,025)
Securities 12 Months or More Fair Value	18,445,029	578,230
Securities 12 Months or More Unrealized Losses	(1,175,710)	(39,742)
Securities Total Fair Value	85,712,067	30,121,495
Securities Total Unrealized Losses	(4,281,654)	(553,767)
Equity Securities [Member]
Note 2 - Securities (Details) - Gross Unrealized Losses and Fair Value of Investments [Line Items]
Securities 12 Months or More Fair Value	29,014	39,930
Securities 12 Months or More Unrealized Losses	(18,913)	(31,604)
Securities Total Fair Value	29,014	39,930
Securities Total Unrealized Losses	(18,913)	(31,604)
US Government Agencies Debt Securities [Member]
Note 2 - Securities (Details) - Gross Unrealized Losses and Fair Value of Investments [Line Items]
Securities Less than 12 Months Fair Value	24,731,730	7,298,687
Securities Less than 12 Months Unrealized Losses	(916,208)	(39,706)
Securities 12 Months or More Fair Value	7,029,657
Securities 12 Months or More Unrealized Losses	(521,270)
Securities Total Fair Value	31,761,387	7,298,687
Securities Total Unrealized Losses	(1,437,478)	(39,706)
US States and Political Subdivisions Debt Securities [Member]
Note 2 - Securities (Details) - Gross Unrealized Losses and Fair Value of Investments [Line Items]
Securities Less than 12 Months Fair Value	10,460,662	2,648,047
Securities Less than 12 Months Unrealized Losses	(534,440)	(76,318)
Securities 12 Months or More Fair Value	1,701,215	538,300
Securities 12 Months or More Unrealized Losses	(125,581)	(8,138)
Securities Total Fair Value	12,161,877	3,186,347
Securities Total Unrealized Losses	(660,021)	(84,456)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 2 - Securities (Details) - Gross Unrealized Losses and Fair Value of Investments [Line Items]
Securities Less than 12 Months Fair Value	32,074,646	19,596,531
Securities Less than 12 Months Unrealized Losses	(1,655,296)	(398,001)
Securities 12 Months or More Fair Value	9,685,143
Securities 12 Months or More Unrealized Losses	(509,946)
Securities Total Fair Value	41,759,789	19,596,531
Securities Total Unrealized Losses	$ (2,165,242)	$ (398,001)